Income Taxes	10 Months Ended	12 Months Ended
	Oct. 18, 2022	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

9.	Income Taxes
The Company is incorporated in the Marshall Islands where the laws do not impose tax on international shipping income. However, the Company is subject to registration and tonnage taxes in the country in which the vessel is registered and managed from, which have been included in vessel operating expenses in the accompanying combined carve-out statement
of
comprehensive
income.

12.	Income Taxes
The Company is incorporated in the Marshall Islands where the laws do not impose tax on international shipping income. However, the Company is subject to registration and tonnage taxes in the country in which the vessel is registered and managed from, which have been included in vessel operating expenses in the accompanying consolidated statements
of comprehensive income.